OTHER FINANCIAL ITEMS - SCHEDULE OF OTHER FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
OTHER FINANCIAL ITEMS, NET [Abstract]
Amortization of deferred financing costs	$ (5,338)	$ (2,530)	$ (6,442)	$ (3,505)
Unrealized mark-to-market gains (losses)/gains for interest rate swaps	(7,142)	5,976	(24,377)	71
Interest expense on un-designated interest rate swaps	(2,728)	(3,333)	(5,330)	(6,285)
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	493	(516)	670	(90)
Foreign exchange losses on operations	(211)	(339)	(976)	(680)
Mark-to-market adjustment for currency swap derivatives and other	(645)	(726)	(928)	(1,349)
Total	$ (15,571)	$ (1,468)	$ (37,383)	$ (11,838)